Income Taxes - Reconciliation of accounting profit multiplied by statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Income (loss) before income tax (expense) benefit	$ (126,841)	$ (340,424)	$ (151,240)
Net income (loss) not subject to taxes	(6,194)	(155,010)	(194,675)
Net income (loss) subject to taxes	$ (120,647)	$ (185,414)	$ 43,435
Applicable statutory tax rate	14.00%	1.00%	11.00%
Net income (loss) subject to taxes at applicable statutory tax rates	$ (16,801)	$ (1,222)	$ 4,885
Permanent differences	(29,345)	2,219	(1,976)
Adjustments related to currency differences	147	172	(360)
Derecognition of deferred tax assets and other	55,608	4,570	5,278
Tax expense (benefit) related to current year	$ 9,609	$ 5,739	$ 7,827